Loans to Third Parties - Schedule of Loans to Third Parties (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Direct loans to third parties	$ 4,960,818	$ 16,354,331
Entrusted loans to third parties	36,729,822	2,883,091
Total loans to third parties	$ 41,690,640	$ 19,237,422